N-2	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key	0002036272
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	TCW Private Asset Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment objective:
 The Fund’s investment objective is to seek to provide attractive risk-adjusted returns and produce current income.
Investment strategy:
 The Fund seeks to achieve its investment objective primarily by allocating its assets across a wide range
of private credit strategies, with a focus on asset-backed credit strategies.

Risk Factors [Table Text Block]
Investing in the Fund involves risks, including the risk that a Shareholder may receive little or no return on their investment or that a Shareholder may lose part or all of their investment. Below is a summary of some of the principal risks of investing in the Fund. For a more complete discussion of the risks of investing in the Fund, see “Principal Risks of the Fund” in the Fund’s prospectus. Shareholders should consider carefully the following principal risks before investing in the Fund:
Market Risk:
 The Fund may be materially adversely affected
by
market, economic and political conditions and natural and
man-made
disasters, including pandemics, wars and supply chain disruptions, globally and in the jurisdictions and sectors in which the Fund invests.
Credit Risk:
 One of the fundamental risks associated with
the
Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due.
Interest Rate Risk:
 The values of the Fund’s investments fluctuate
in
response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value.
Asset-Backed Securities Risk:
 Asset-backed exposures are generally
not
insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses.
Private Credit Risk:
 Because the private credit investments pursued by
the
Fund are not typically registered under the federal securities laws like stocks and bonds, investors in loans have less protection against improper practices than investors in registered securities.
Valuation Risk:
 Given the substantial investment by the Fund in private
securities
, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments.
Counterparty Risk:
 The Fund is exposed to the risk that third parties that
may
owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals.
Closed-end
Interval Fund — Liquidity Risks:
 Although the Fund intends
to
implement a quarterly share repurchase program, there is no guarantee that a shareholder will be able to sell all of the Shares that the shareholder desires to sell. The Fund should therefore be considered to offer limited liquidity.
Industry Risks:
 The Fund may invest a portion of its assets in securities
and
credit instruments associated with real assets, including real estate, infrastructure, digital infrastructure, datacenters, railcar, and aviation, which have historically experienced substantial price volatility.
Use of Leverage — Risk of Borrowing by the Fund:
 The Fund may borrow
money
, which magnifies the potential for gain or loss on amounts invested, subjects the Fund to certain covenants with which it must comply and may increase the risk of investing with the Fund.
Risks Relating to Fund’s RIC Status:
 To qualify and remain eligible for the
special
tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income,
asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk:
 The Fund may be materially adversely affected
by
market, economic and political conditions and natural and
man-made
disasters, including pandemics, wars and supply chain disruptions, globally and in the jurisdictions and sectors in which the Fund invests.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk:
 One of the fundamental risks associated with
the
Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due.

Asset-Backed Securities Risk
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities Risk:
 Asset-backed exposures are generally
not
insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses.

Private Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Credit Risk:
 Because the private credit investments pursued by
the
Fund are not typically registered under the federal securities laws like stocks and bonds, investors in loans have less protection against improper practices than investors in registered securities.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk:
 Given the substantial investment by the Fund in private
securities
, there is no reliable liquid market available for the purposes of valuing the majority of the Fund’s investments. There can be no guarantee that the basis of calculation of the value of the Fund’s investments used in the valuation process will reflect the actual value on realization of those investments.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk:
 The Fund is exposed to the risk that third parties that
may
owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals.

Closed-end Interval Fund — Liquidity Risks
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-end
Interval Fund — Liquidity Risks:
 Although the Fund intends
to
implement a quarterly share repurchase program, there is no guarantee that a shareholder will be able to sell all of the Shares that the shareholder desires to sell. The Fund should therefore be considered to offer limited liquidity.

Industry Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Industry Risks:
 The Fund may invest a portion of its assets in securities
and
credit instruments associated with real assets, including real estate, infrastructure, digital infrastructure, datacenters, railcar, and aviation, which have historically experienced substantial price volatility.

Use of Leverage — Risk of Borrowing by the Fund
General Description of Registrant [Abstract]
Risk [Text Block]
Use of Leverage — Risk of Borrowing by the Fund:
 The Fund may borrow
money
, which magnifies the potential for gain or loss on amounts invested, subjects the Fund to certain covenants with which it must comply and may increase the risk of investing with the Fund.

Risks Relating to Fund's RIC Status
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Fund’s RIC Status:
 To qualify and remain eligible for the
special
tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income,
asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk:
 The values of the Fund’s investments fluctuate
in
response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Fund’s investment portfolio, the greater the change in value.